VACATION OWNERSHIP NOTES RECEIVABLE - Recorded Investment in Non-accrual Notes Receivable that are Past Due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Investment in notes receivable on non-accrual status	$ 46	$ 50
Average investment in vacation ownership notes receivable on non-accrual status during 2017	48
Non-Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Investment in notes receivable on non-accrual status	39	44
Average investment in vacation ownership notes receivable on non-accrual status during 2017	41
Securitized Vacation Ownership Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Investment in notes receivable on non-accrual status	7	$ 6
Average investment in vacation ownership notes receivable on non-accrual status during 2017	$ 7